One Commerce Square
                                           Philadelphia, PA 19103

Delaware Investments
                                                     DELAWARE
                                                     INVESTMENTS
                                                     ________


April 30, 1998

Filed via EDGAR
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Funds listed on Attachment A
     ____________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the Prospectuses for the Funds listed on Appendix A and the Statements of Additional Information for each Fund listed on Appendix A other than Delaware-Voyageur Minnesota High Yield Municipal Bond Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the Post-Effective Amendments listed on Appendix A, the most recent post-effective amendments of the Funds listed on Appendix A. The Post-Effective Amendments were filed electronically with the Commission on April 29, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Michael D. Mabry

Michael D. Mabry
Assistant Vice President/
Assistant Secretary/
Senior Counsel
                               Attachment A


1.   Voyageur Insured Funds, Inc.
     (Post-Effective Amendment No. 26)
     1933 Act No. 33-11235
     1940 Act No. 811-4977
     CIK No. 809064
          Delaware-Voyageur Tax-Free Arizona Insured Fund
          Delaware-Voyageur Tax-Free Colorado Insured Fund
          Delaware-Voyageur Minnesota Insured Fund

2.   Voyageur Intermediate Tax Free Funds, Inc.
     (Post-Effective Amendment No. 26)
     1933 Act No. 2-99266
     1940 Act No. 811-4364
     CIK No. 773675
          Delaware-Voyageur Tax-Free Arizona Intermediate Fund Delaware-Voyageur Tax-Free California Intermediate Fund Delaware-Voyageur Tax-Free Colorado Intermediate Fund Delaware-Voyageur Tax-Free Minnesota Intermediate Fund

3.   Voyageur Investment Trust
     (Post-Effective Amendment No. 14)
     1933 Act No. 33-42827
     1940 Act No. 811-6411
     CIK No. 879342
          Delaware-Voyageur Tax-Free California Insured Fund Delaware-Voyageur Tax-Free Florida Insured Fund Delaware-Voyageur Tax-Free Florida Fund Delaware-Voyageur Tax-Free Kansas Fund Delaware-Voyageur Tax-Free Missouri Insured Fund Delaware-Voyageur Tax-Free New Mexico Fund Delaware-Voyageur Tax-Free Oregon Insured Fund Delaware-Voyageur Tax-Free Utah Fund Delaware-Voyageur Tax-Free Washington Insured Fund

4.   Voyageur Investment Trust II
     (Post-Effective Amendment No. 6)
     1933 Act No. 33-75112
     1940 Act No. 811-8350
     CIK No. 918945
          Delaware-Voyageur Tax-Free Florida Intermediate Fund

5.   Voyageur Mutual Funds, Inc.
     (Post-Effective Amendment No. 19)
     1933 Act No. 33-63238
     1940 Act No. 811-7742
     CIK No. 906236
          Delaware-Voyageur Tax-Free Arizona Fund
          Delaware-Voyageur Tax-Free California Fund
          Delaware-Voyageur Tax-Free Iowa Fund
          Delaware-Voyageur Tax-Free Idaho Fund
          Delaware-Voyageur Tax-Free Minnesota High Yield
          Municipal Bond Fund
          National High Yield Municipal Bond Fund
          Delaware-Voyageur Tax-Free New York Fund
          Delaware-Voyageur Tax-Free Wisconsin Fund

6.   Voyageur Mutual Funds II, Inc.
     (Post-Effective Amendment No. 22)
     1933 Act No. 33-11495
     1940 Act No. 811-4989
     CIK No. 809872
          Delaware-Voyageur Tax-Free Colorado Fund

7.   Voyageur Tax Free Funds, Inc.
     (Post-Effective Amendment No. 30)
     1933 Act No. 2-87910
     1940 Act No. 811-3910
     CIK No. 733362
          Delaware-Voyageur Tax-Free Minnesota Fund
          Delaware-Voyageur Tax-Free North Dakota Fund